Investments In Affiliated Companies, Partnership And Other Companies (Schedule Of Equity In Net Earnings Of Affiliated Companies) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnership	$ 15,377	$ 18,796	$ 19,292
SCD [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnership	5,807	11,470	12,603
VSI [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnership	8,454	6,265	4,942
Other [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnership	$ 1,116	$ 1,061	$ 1,747